Property and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	$ 333,441
Property and equipment	412,736	$ 333,441
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	1,729,517	1,673,431
Additions	174,670	104,254
Disposals	(646,834)	(48,168)
Property and equipment	1,257,353	1,729,517
Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	1,396,076	1,353,476
Additions	95,375	90,768
Disposals	(646,834)	(48,168)
Property and equipment	844,617	1,396,076
Medical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	43,536
Property and equipment	35,914	43,536
Medical equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	197,870	197,870
Additions	0	0
Disposals	(137,492)	0
Property and equipment	60,378	197,870
Medical equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	154,334	144,969
Additions	7,622	9,365
Disposals	(137,492)	0
Property and equipment	24,464	154,334
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	132,421
Property and equipment	170,988	132,421
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	681,985	705,375
Additions	88,202	24,778
Disposals	(424,246)	(48,168)
Property and equipment	345,941	681,985
Computer equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	549,564	554,174
Additions	49,635	43,558
Disposals	(424,246)	(48,168)
Property and equipment	174,953	549,564
Office Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	78,562
Property and equipment	89,689	78,562
Office Furniture | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	225,896	214,085
Additions	21,542	11,811
Disposals	0	0
Property and equipment	247,438	225,896
Office Furniture | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	147,334	137,624
Additions	10,415	9,710
Disposals	0	0
Property and equipment	157,749	147,334
Office Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	20,679
Property and equipment	32,401	20,679
Office Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	89,466	89,466
Additions	15,763	0
Disposals	0	0
Property and equipment	105,229	89,466
Office Equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	68,787	64,167
Additions	4,041	4,620
Disposals	0	0
Property and equipment	72,828	68,787
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	58,243
Property and equipment	83,744	58,243
Leasehold Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	534,300	466,635
Additions	49,163	67,665
Disposals	(85,096)	0
Property and equipment	498,367	534,300
Leasehold Improvements | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	476,057	452,542
Additions	23,662	23,515
Disposals	(85,096)	0
Property and equipment	$ 414,623	$ 476,057